Class A Common Stock Subject to Possible Redemption (Details) - USD ($)		3 Months Ended	12 Months Ended
	Apr. 14, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class A Common Stock Subject to Possible Redemption
Gross proceeds	$ 425,000,000	$ 44,166,105	$ 429,747,193	$ 425,000,000
Proceeds allocated to Public Warrants			(14,026,667)	(14,026,667)
Class A common stock issuance costs			(23,229,523)	(23,229,523)
Accretion of carrying value to redemption value		2,025,746	37,691,146	37,256,190
Waiver of Class A shares issuance costs			4,312,237
Redemption of Class A common stock		(387,606,834)
Class A common stock subject to possible redemption		$ 44,166,105	$ 429,747,193	$ 425,000,000